UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2016 – FEBRUARY 28, 2017

(Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

AMG Funds

February 28, 2017

AMG Systematic Large Cap Value Fund

Class N: MSYAX    |    Class I: MSYSX

AMG Systematic Mid Cap Value Fund

Class N: SYAMX    |     Class S: SYCSX     |    Class I: SYIMX

www.amgfunds.com	AR004-0217

AMG Funds

Annual Report—February 28, 2017

TABLE OF CONT ENTS

PAGE
LETTER TO SHAREHOLDERS	2
ABOUT YOUR FUND’S EXPENSES	3
PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG Systematic Large Cap Value Fund	4
AMG Systematic Mid Cap Value Fund	9
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14
FINANCIAL STATEMENTS
Statement of Assets and Liabilities	16
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statement of Operations	17
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the year
Statements of Changes in Net Assets	18
Detail of changes in assets for the past two years
Financial Highlights	19
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets
Notes To Financial Highlights	22
Notes To Financial Statements	23
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29
TRUSTEES AND OFFICERS	30

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Fund family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

DEAR SHAREHOLDER:

The prior 12 months was an outstanding period for U.S. equity markets as investor confidence and U.S. economic growth improved throughout the year. The S&P 500 Index, a widely-followed barometer of the U.S. equity market, returned 25.0% during the prior twelve months. Small cap stocks performed even better with a 36.1% return for the small cap Russell 2000® Index.

During the period, investors had to balance a number of noteworthy events, including the U.K.’s exit from the European Union (“Brexit”), a contentious U.S. presidential election and the U.S. Federal Reserve’s second rate increase. Following the surprising election results, pro-cyclical sectors rallied, especially financials, as the new administration’s plans for tax reform and increased fiscal spending drove a reflationary theme of stronger future economic growth. Along with higher equity prices, long-term interest rates rose sharply and the U.S. Dollar strengthened. Throughout the year, oil prices rebounded from very low levels which lent much needed support to the energy industry, which ended the fiscal year with strong positive returns. In total, all sectors of the S&P 500 were positive during the prior 12 months; however, there was significant dispersion in performance across sectors. Financials and information technology stocks led the Index with returns of 47% and 33%, respectively, while companies within the consumer staples and telecommunication services sectors were the laggards with returns of 11.6% and 9.4%, respectively. International stock performance improved from the prior year, but still lagged their U.S. counterparts, returning 19.3%, as measured by the MSCI ACWI ex-USA Index.

The Bloomberg Barclays U.S. Aggregate Bond Index, a broad U.S. bond market benchmark, returned 1.4% for the year ended February 28, 2017. Following the Brexit vote in late June, investors briefly took shelter in U.S. Treasuries, sending the 10-year U.S. Treasury yield to a historical low of 1.37%. However, bond investors were negatively impacted when 10-year rates spiked more than 100 basis points from their low point following the presidential election. High yield, on the other hand, was very strong, as investor risk appetite improved and credit spreads tightened significantly during the fiscal year. The Bloomberg Barclays U.S. Corporate High Yield Bond Index ended the fiscal year with a 21.8% return.

We are excited to announce as of October 1, 2016, the AMG Funds family of mutual funds fully integrated the former Aston Funds. AMG Funds and Aston Funds shareholders will now have access to the differentiated solutions of AMG Funds, which represents a single point of access to one of the largest line-ups of boutique managers and products in the world.

AMG Funds appreciates the privilege of providing investment tools to you and your clients. Our foremost goal at AMG Funds is to provide investment solutions that help our shareholders successfully reach their long-term investment goals. By partnering with AMG’s affiliated investment boutiques, AMG Funds provides access to a distinctive array of actively-managed return-oriented investment strategies.

Additionally, we oversee and distribute a number of complementary open-architecture mutual funds subadvised by unaffiliated investment managers. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Jeffrey Cerutti

President

AMG Funds

Average Annual Total Returns		Periods ended February 28, 2017
Stocks:		1 Year	3 Years	5 Years
Large Caps	(S&P 500 Index)	24.98%	10.63%	14.01%
Small Caps	(Russell 2000® Index)	36.11%	6.93%	12.89%
International	(MSCI All Country World ex-USA Index)	19.31%	(0.19)%	3.55%
Bonds:
Investment Grade	(Bloomberg Barclays U.S.Aggregate Bond Index)	1.42%	2.64%	2.24%
High Yield	(Bloomberg Barclays U.S. Corporate High Yield Bond Index)	21.83%	4.72%	6.84%
Tax-exempt	(Bloomberg Barclays Municipal Bond Index)	0.25%	3.53%	3.07%
Treasury Bills	(BofA Merrill Lynch 6 month U.S. Treasury Bill)	0.68%	0.37%	0.30%

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 28, 2017	Expense Ratio for the Period	Beginning Account Value 09/01/16	Ending Account Value 02/28/17	Expenses Paid During the Period*
AMG Systematic Large Cap Value Fund
Class N
Based on Actual Fund Return	1.06%	$1,000	$1,161	$5.68
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.31
Class I
Based on Actual Fund Return	0.81%	$1,000	$1,163	$4.34
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.06
AMG Systematic Mid Cap Value Fund
Class N
Based on Actual Fund Return	1.12%	$1,000	$1,126	$5.90
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.61
Class S
Based on Actual Fund Return	0.83%	$1,000	$1,128	$4.38
Hypothetical (5% return before expenses)	0.83%	$1,000	$1,021	$4.16
Class I
Based on Actual Fund Return	0.87%	$1,000	$1,128	$4.59
Hypothetical (5% return before expenses)	0.87%	$1,000	$1,020	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

AMG Systematic Large Cap Value Fund

Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

Over the 12 months ended February 28, 2017, the AMG Systematic Large Cap Value Fund (Class I)1 (the “Fund”) returned 33.0%, compared to the 29.1% return of the Russell 1000® Value Index (the “Index”).

The Fund’s strong performance materialized amid a stabilizing global economy and waning geopolitical fears, coupled with hopes for a constructive policy agenda from the new Trump administration. Ironically, a fiscal year that began with pervasive concerns about the health of the Chinese and other Emerging Market economies ended with optimism about domestic economic growth. Investors clearly believe that the potential triumvirate of deregulation, lower corporate taxes and higher infrastructure spending would be constructive for a domestic economy that had already begun to pick up steam. The latter spurred a measured pickup in inflation during the fiscal year, which was positive for stocks. The Fund was especially well positioned for this dynamic, as the Fund had favorable exposure to the rally in commodity prices during the fiscal year. Meanwhile, rising interest rates, at both the short and long ends of the yield curve, were a boon for asset-sensitive banks and other financials.

In this strong market environment, we saw a meaningful return to efficacy of many quantitative factors we utilize in our stock-selection process. After a challenging period during which Wall Street rewarded factors inconsistent with our investment philosophy (such as low stock volatility and high dividend yield), the Fund enjoyed a powerful inflection during the fiscal year. The Fund’s higher-than-average beta, for instance, positioned it rather well for the risk-on market rally in the period. High dividend yield as a quantitative factor was ineffective, as other underlying company earnings fundamentals were more important in determining winning from losing stocks; the latter is an important tenant of our investment strategy. At the same time, our multi-factor valuation methodology was especially effective over the course of the fiscal year.

From an attribution standpoint, stock selection had a significant positive impact on the Fund’s performance relative to the Index. Selection in the energy, financials and information technology sectors were the most additive to the Fund’s relative performance, while the Fund’s industrials, telecommunications services and health care stocks underperformed versus the benchmark. Sector allocation also contributed to outperformance relative to the Index. On average over the period, underweights to the consumer staples, utilities and real estate sectors positively impacted relative results, while an overweight to consumer discretionary and cash drag detracted from returns against the benchmark.

We remain constructive on the U.S. economy and stocks in general, but acknowledge that investors have run stocks up quicker than Washington, D.C. can deliver on the Trump administration’s promises to deliver deregulation, tax reform and a large infrastructure bill. Many of these items should gain clarity once changes to the Affordable Care Act are contemplated. Systematic is especially interested in the politics behind a potential border tax, which would create winners and losers immediately upon passage. Retailers are most at risk, given their global supply chains. Indeed, such uncertainty created a choppy trading environment for stocks as the new fiscal year began. Nevertheless, the signposts remain favorable, as there appears to be bipartisan support for a large infrastructure package in the coming months. Such a bill could be an accelerant to the domestic economy and, importantly, earnings growth. As investors begin to weigh these dynamics, we expect them to refocus on individual company fundamentals like they did last fiscal year. Our philosophy of buying attractively-valued stocks of companies seeing underlying fundamental improvement could again be nicely rewarded in such a market environment.

[1]	Prior to October 1, 2016, the Fund’s Class I shares were known as Institutional Shares.

This commentary reflects the viewpoints of the portfolio manager, Systematic Financial Management, L.P. as of February 28, 2017, and is not intended as a forecast or guarantee of future results and is subject to change without notice.

AMG Systematic Large Cap Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Large Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Systematic Large Cap Value Fund’s Class I (formally Institutional Class) on February 28, 2007, to a $10,000 investment made in the Russell 1000® Value Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Large Cap Value Fund and the Russell 1000® Value Index for the same time periods ended February 28, 2017.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years
AMG Systematic Large Cap Value Fund [2,3,4,5,6]
Class N7	32.60%	11.53%	4.85%
Class I7	33.03%	11.84%	5.12%
Russell 1000® Value Index[8]	29.13%	14.02%	6.20%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 28, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[4]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[5]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[6]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[7]	Effective October 1, 2016, the Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[8]	The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Value Index is a trademark of the London Stock Exchange Group Companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Large Cap Value Fund

Fund Snapshots (unaudited)

February 28, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Large Cap Value Fund*	Russell 1000® Value Index
Financials	28.1%	15.0%
Information Technology	13.4%	21.0%
Health Care	12.7%	13.5%
Energy	11.4%	6.3%
Materials	6.5%	3.2%
Industrials	6.5%	10.5%
Consumer Discretionary	5.8%	12.5%
Consumer Staples	4.3%	8.8%
Utilities	4.0%	3.1%
Telecommunication Services	2.9%	2.3%
Real Estate	2.6%	3.8%
Other Assets and Liabilities	1.8%	0.0%
*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Bank of America Corp.**	4.9%
JPMorgan Chase & Co.**	3.6
Citigroup, Inc.**	3.2
Merck & Co., Inc.**	2.7
Microsoft Corp.**	2.6
The PNC Financial Services Group, Inc.	2.5
Johnson & Johnson	2.4
Chevron Corp.	2.3
Exelon Corp.	2.2
General Electric Co.**	2.0

Top Ten as a Group	28.4%

**	Top Ten Holdings as of August 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments

February 28, 2017

	Shares	Value
Common Stocks—98.2%
Consumer Discretionary—5.8%
CBS Corp., Class B Non-Voting	2,925	$192,816
General Motors Co.	2,645	97,442
Las Vegas Sands Corp.	2,145	113,578
MGM Resorts International	5,625	147,881
Newell Brands, Inc.	3,045	149,296
PVH Corp.	2,720	249,152
Twenty-First Century Fox, Inc., Class A	7,500	224,400
Total Consumer Discretionary		1,174,565
Consumer Staples—4.3%
Conagra Brands, Inc.	4,605	189,772
Diageo PLC, Sponsored ADR[1]	2,205	252,054
Pinnacle Foods, Inc.	2,160	123,401
Walgreens Boots Alliance, Inc.	3,690	318,742
Total Consumer Staples		883,969
Energy—11.4%
Apache Corp.	3,665	192,742
Baker Hughes, Inc.	2,470	148,892
Chevron Corp.	4,155	467,438
Devon Energy Corp.	8,465	367,042
Energen Corp.*	2,840	149,100
Halliburton Co.	4,455	238,164
Kinder Morgan, Inc.	7,740	164,939
National Oilwell Varco, Inc.	3,745	151,373
Tesoro Corp.	1,600	136,304
Valero Energy Corp.	2,870	195,016
Weatherford International PLC*	16,930	95,824
Total Energy		2,306,834
Financials—28.1%
American Express Co.	3,145	251,789
Bank of America Corp.	40,085	989,298
Citigroup, Inc.	10,975	656,415
Discover Financial Services	1,835	130,542
E*TRADE Financial Corp.*	8,770	302,653
JPMorgan Chase & Co.	8,173	740,637
KeyCorp	20,515	385,067
Lincoln National Corp.	2,265	158,912
MetLife, Inc.	7,425	389,367
Morgan Stanley	7,755	354,171

	Shares	Value
Northern Trust Corp.	1,345	$117,486
The PNC Financial Services Group, Inc.	4,040	514,009
Regions Financial Corp.	13,085	199,808
SunTrust Banks, Inc.	1,760	104,702
Unum Group	5,245	256,113
XL Group, Ltd.	3,770	152,647
Total Financials		5,703,616
Health Care—12.7%
Aetna, Inc.	1,170	150,649
Amgen, Inc.	1,445	255,086
Anthem, Inc.	740	121,967
Baxter International, Inc.	2,120	107,950
Boston Scientific Corp.*	6,640	163,012
Celgene Corp.*	1,730	213,672
Eli Lilly & Co.	1,630	134,980
Envision Healthcare Corp.*	1,565	109,550
Johnson & Johnson	4,010	490,062
Merck & Co., Inc.	8,235	542,439
Pfizer, Inc.	8,730	297,868
Total Health Care		2,587,235
Industrials—6.5%
Allison Transmission Holdings, Inc.	3,690	132,766
American Airlines Group, Inc.	7,490	347,236
Cummins, Inc.	1,050	155,914
Emerson Electric Co.	1,955	117,496
General Electric Co.	13,305	396,622
KBR, Inc.	11,465	172,548
Total Industrials		1,322,582
Information Technology—13.4%
Advanced Micro Devices, Inc.*	4,585	66,299
Alphabet, Inc., Class C*	153	125,951
Analog Devices, Inc.	1,975	161,812
Apple, Inc.	1,025	140,415
Applied Materials, Inc.	5,510	199,572
Lam Research Corp.	1,190	141,063
Leidos Holdings, Inc.	5,835	311,006
Micron Technology, Inc.*	12,635	296,164
Microsoft Corp.	8,265	528,795
Seagate Technology PLC	4,015	193,483
Western Digital Corp.	4,920	378,250

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—13.4% (continued)
Xilinx, Inc.	3,100	$182,342
Total Information Technology		2,725,152
Materials—6.5%
Alcoa Corp.	3,490	120,719
Barrick Gold Corp.[1]	11,170	207,539
The Dow Chemical Co.	6,010	374,183
FMC Corp.	1,635	94,209
Freeport-McMoRan, Inc.*	11,865	158,991
Teck Resources, Ltd., Class B1	10,745	215,007
WestRock Co.	2,890	155,251
Total Materials		1,325,899
Real Estate—2.6%
CBRE Group, Inc., Class A*	10,610	377,928
Host Hotels & Resorts, Inc., REIT	8,320	149,677
Total Real Estate		527,605
Telecommunication Services—2.9%
AT&T, Inc.	5,635	235,487
Sprint Corp.*	19,935	175,627
T-Mobile US, Inc.*	2,790	174,459
Total Telecommunication Services		585,573
Utilities—4.0%
Exelon Corp.	11,920	437,583
NextEra Energy, Inc.	2,050	268,550
Public Service Enterprise Group, Inc.	2,360	108,513
Total Utilities		814,646
Total Common Stocks (cost $15,012,915)		19,957,676

	Principal Amount	Value
Short-Term Investments—3.5%
Repurchase Agreements—1.0%[2]
Daiwa Capital Markets America, dated 02/28/17, due 03/01/17, 0.550% total to be received $214,254 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $218,536)	$214,251	$214,251

	Shares
Other Investment Companies—2.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.48%[3]	504,227	504,227
Total Short-Term Investments (cost $718,478)		718,478
Total Investments—101.7% (cost $15,731,393)		20,676,154
Other Assets, less Liabilities—(1.7)%		(352,099)
Net Assets—100.0%		$20,324,055

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

Over the 12 months ended February 28, 2017, the AMG Systematic Mid Cap Value Fund (Class I)1 (the “Fund”) returned 33.9%, compared to the 31.8% return of the Russell Midcap® Value Index (the “Index”).

The Fund’s strong performance materialized amid a stabilizing global economy and waning geopolitical fears, coupled with hopes for a constructive policy agenda from the new Trump administration. Ironically, a fiscal year that began with pervasive concerns about the health of the Chinese and other Emerging Market economies ended with optimism about domestic economic growth. Investors clearly believe that the potential triumvirate of deregulation, lower corporate taxes and higher infrastructure spending would be constructive for a domestic economy that had already begun to pick up steam. The latter spurred a measured pickup in inflation during the fiscal year, which was positive for stocks. The Fund was especially well positioned for this dynamic, as the Fund had favorable exposure to the rally in commodity prices during the fiscal year. The energy and materials sectors were particularly robust. In fact, oil prices rose about 60% during the Fund’s fiscal year. Meanwhile, rising interest rates, at both the short and long ends of the yield curve, were a boon for asset-sensitive banks and other financials.

In this strong market environment, we saw a meaningful return to efficacy of many quantitative factors we utilize in our stock-selection process. After a challenging period during which Wall Street rewarded factors inconsistent with our investment philosophy (such as low stock volatility and high dividend yield), the Fund enjoyed a powerful inflection during the fiscal year. The Fund’s higher-than-average beta, for instance, positioned it rather well for the risk-on market rally in the period. High dividend yield as a quantitative factor was ineffective, as other underlying company earnings fundamentals were more important in determining winning from losing stocks; the latter is an important tenant of our investment strategy. At the same time, our multi-factor valuation methodology was especially effective over the course of the fiscal year.

From an attribution standpoint, stock selection had a significant positive impact on the Fund’s performance relative to the Index. Selection in the energy, financials and real estate sectors were the most additive to our relative performance, while the Fund’s industrials, information technology and health care stocks underperformed versus the benchmark. Sector allocation contributed modestly to outperformance relative to the Index. An underweight to the utilities and real estate sectors positively impacted relative results, while an overweight in health care and underweight to financials detracted from returns against the benchmark.

We remain constructive on the U.S. economy and stocks in general, but acknowledge that investors have run stocks up quicker than Washington, D.C. can deliver on the Trump administration’s promises to deliver deregulation, tax reform and a large infrastructure bill. Many of these items should gain clarity once changes to the Affordable Care Act are contemplated. Systematic is especially interested in the politics behind a potential border tax, which would create winners and losers immediately upon passage. Retailers are most at risk, given their global supply chains. Indeed, such uncertainty created a choppy trading environment for stocks as the new fiscal year began. Nevertheless, the signposts remain favorable, as there appears to be bipartisan support for a large infrastructure package in the coming months. Such a bill could be an accelerant to the domestic economy and, importantly, earnings growth. As investors begin to weigh these dynamics, we expect them to refocus on individual company fundamentals like they did last fiscal year. Our philosophy of buying attractively valued stocks of companies seeing underlying fundamental improvement could again be nicely rewarded in such a market environment.

[1]	Prior to October 1, 2016, the Fund’s Class I shares were known as Institutional Shares.

This commentary reflects the viewpoints of the portfolio manager, Systematic Financial Management, L.P. as of February 28, 2017, and is not intended as a forecast or guarantee of future results and is subject to change without notice.

AMG Systematic Mid Cap Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Mid Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Systematic Mid Cap Value Fund’s Class I (formally Institutional Class) on February 28, 2007, to a $10,000 investment made in the Russell Midcap® Value Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Mid Cap Value Fund and the Russell Midcap® Value Index for the same time periods ended February 28, 2017.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Systematic Mid Cap Value Fund [2,3,4,5]
Class N6	33.55%	10.83%	6.97%	7.26%	12/21/06
Class S6	33.83%	—	—	12.29%	11/30/12
Class I6	33.91%	11.12%	7.24%	7.54%	12/21/06
Russell Midcap® Value Index[7]	31.84%	14.75%	7.67%	7.94%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information though the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 28, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[4]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[6]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[7]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, The Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Midcap® Value Index is a trademark of the London Stock Exchange Group Companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Mid Cap Value Fund

Fund Snapshots (unaudited)

February 28, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Mid Cap Value Fund*	Russell Midcap® Value Index
Financials	15.3%	20.2%
Information Technology	12.3%	9.2%
Energy	11.4%	9.5%
Industrials	11.1%	12.8%
Real Estate	9.9%	14.1%
Materials	8.3%	6.1%
Consumer Discretionary	8.1%	8.4%
Utilities	6.5%	11.1%
Health Care	5.9%	4.3%
Consumer Staples	3.8%	3.1%
Telecommunication Services	0.5%	1.2%
Exchange Traded Funds	4.5%	0.0%
Other Assets and Liabilities	2.4%	0.0%
*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Pinnacle Foods, Inc.**	2.4%
SL Green Realty Corp. **	2.3
Public Service Enterprise Group, Inc.	2.3
Northern Trust Corp.	2.2
Citizens Financial Group, Inc.	2.2
Precision Drilling Corp.	2.2
CBRE Group, Inc., Class A **	2.1
KBR, Inc.	1.9
Exelon Corp. **	1.9
Unum Group	1.9

Top Ten as a Group	21.4%

**	Top Ten Holdings as of August 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

February 28, 2017

	Shares	Value
Common Stocks—93.1%
Consumer Discretionary—8.1%
CBS Corp., Class B Non-Voting	5,135	$338,499
JC Penney Co., Inc.*,1	103,235	654,510
KB Home[1]	12,540	222,585
Lions Gate Entertainment Corp., Class B*	42,090	1,051,408
Newell Brands, Inc.	39,415	1,932,517
PVH Corp.	21,661	1,984,148
Toll Brothers, Inc.*	31,210	1,065,509
Visteon Corp.*	18,860	1,747,756
Total Consumer Discretionary		8,996,932
Consumer Staples—3.8%
Conagra Brands, Inc.	10,215	420,960
Lamb Weston Holdings, Inc.	10,651	417,413
Pinnacle Foods, Inc.	46,980	2,683,967
US Foods Holding Corp.*	25,030	689,576
Total Consumer Staples		4,211,916
Energy—11.4%
Arch Coal, Inc., Class A*	14,620	1,050,593
Energen Corp.*	39,760	2,087,400
Hess Corp.	34,805	1,790,369
Oasis Petroleum, Inc.*	101,930	1,443,329
PDC Energy, Inc.*	19,020	1,285,562
Precision Drilling Corp.*	471,835	2,415,795
SemGroup Corp., Class A	15,485	544,298
SM Energy Co.	40,820	1,006,213
Tesoro Corp.	13,345	1,136,861
Total Energy		12,760,420
Financials—15.3%
Citizens Financial Group, Inc.	65,435	2,445,306
E*TRADE Financial Corp.*	43,835	1,512,746
FNB Corp./PA	103,460	1,610,872
KeyCorp	54,420	1,021,463
Lazard, Ltd., Class A	45,065	1,940,499
Northern Trust Corp.	28,060	2,451,041
Unum Group	43,545	2,126,302
Voya Financial, Inc.	12,920	532,692
XL Group, Ltd.	45,375	1,837,234
Zions Bancorporation	36,585	1,642,666
Total Financials		17,120,821

	Shares	Value
Health Care—5.9%
Baxter International, Inc.	34,985	$1,781,436
Boston Scientific Corp.*	42,195	1,035,887
Envision Healthcare Corp.*	29,500	2,065,000
HealthSouth Corp.	22,240	941,197
PerkinElmer, Inc.	13,600	737,936
Total Health Care		6,561,456
Industrials—11.1%
AECOM*	39,960	1,452,546
AGCO Corp.	15,570	948,524
Alaska Air Group, Inc.	10,545	1,031,512
Apogee Enterprises, Inc.	18,085	1,034,100
Atlas Air Worldwide Holdings, Inc.	15,825	899,651
Crane Co.	12,020	868,926
GATX Corp.[1]	23,510	1,365,461
KBR, Inc.	141,835	2,134,617
ManpowerGroup, Inc.	10,485	1,017,464
United Continental Holdings, Inc.*	21,725	1,609,605
Total Industrials		12,362,406
Information Technology—12.3%
Analog Devices, Inc.	9,205	754,166
Applied Materials, Inc.	16,760	607,047
Barracuda Networks, Inc.	47,395	1,121,366
Belden, Inc.	13,085	924,455
Lam Research Corp.	3,737	442,984
Leidos Holdings, Inc.	39,125	2,085,362
Micron Technology, Inc.*	89,895	2,107,139
Microsemi Corp.*	29,715	1,539,831
NetApp, Inc.	25,865	1,081,933
Orbotech, Ltd.*	12,220	368,433
Seagate Technology PLC	10,870	523,825
Vantiv, Inc., Class A*	13,675	894,072
Western Digital Corp.	6,335	487,035
Xilinx, Inc.	12,510	735,838
Total Information Technology		13,673,486
Materials—8.3%
Agrium, Inc.	7,435	718,221
Alcoa Corp.	54,290	1,877,891
Avery Dennison Corp.	10,310	832,120
Commercial Metals Co.	58,170	1,229,132

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—8.3% (continued)
Huntsman Corp.	35,015	$791,339
International Paper Co.	8,340	439,518
Teck Resources, Ltd., Class B1	39,060	781,591
Trinseo, S.A.	17,745	1,227,067
Versum Materials, Inc.*	43,335	1,313,484
Total Materials		9,210,363
Real Estate—9.9%
CBRE Group, Inc., Class A*	65,080	2,318,150
Cousins Properties, Inc., REIT	48,945	418,480
DuPont Fabros Technology, Inc., REIT	16,383	843,561
EPR Properties, REIT	26,260	2,020,970
Host Hotels & Resorts, Inc., REIT	65,290	1,174,567
Piedmont Office Realty Trust, Inc., Class A, REIT	29,785	683,268
SL Green Realty Corp., REIT	23,180	2,611,922
Tanger Factory Outlet Centers, Inc., REIT	29,875	1,011,866
Total Real Estate		11,082,784
Telecommunication Services—0.5%
Zayo Group Holdings, Inc.*	17,850	562,632
Utilities—6.5%
Ameren Corp.	14,875	813,514
Exelon Corp.	58,001	2,129,217
PG&E Corp.	25,185	1,681,099
Public Service Enterprise Group, Inc.	56,025	2,576,030
Total Utilities		7,199,860
Total Common Stocks (cost $92,361,261)		103,743,076

	Shares	Value
Exchange Traded Funds—4.5%
iShares Russell Mid-Cap Value ETF (cost $5,041,200)	60,000	$5,040,600

	Principal Amount
Short-Term Investments—2.8%
Repurchase Agreements—1.8%[2]
Daiwa Capital Markets America, dated 02/28/17, due 03/01/17, 0.550% total to be received $1,000,015 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $1,020,000)	$1,000,000	1,000,000
MUFG Securities Americas, Inc., dated 02/28/17, due 03/01/17, 0.520% total to be received $4,129 (collateralized by various U.S. Government Agency Obligations, 1.917% - 6.059%, 11/01/17 - 03/01/47, totaling $4,212)	4,129	4,129
Nomura Securities International, Inc., dated 02/28/17, due 03/01/17, 0.530% total to be received $1,000,015 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 03/08/17 - 01/20/67, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,004,129

	Shares
Other Investment Companies—1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.48%[3]	1,101,070	1,101,070
Total Short-Term Investments (cost $3,105,199)		3,105,199
Total Investments—100.4% (cost $100,507,660)		111,888,875
Other Assets, less Liabilities—(0.4)%		(411,234)
Net Assets—100.0%		$111,477,641

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$16,101,806	$5,035,796	$(461,448)	$4,574,348
AMG Systematic Mid Cap Value Fund	106,343,128	13,394,546	(7,848,799)	5,545,747

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of February 28, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$204,625	1.0%
AMG Systematic Mid Cap Value Fund	1,901,590	1.7%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the February 28, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of February 28, 2017: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$19,957,676	—	—	$19,957,676
Short-Term Investments
Repurchase Agreements	—	$214,251	—	214,251
Other Investment Companies	504,227	—	—	504,227

Total Investments in Securities	$20,461,903	$214,251	—	$20,676,154

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$103,743,076	—	—	$103,743,076
Exchange Traded Funds	5,040,600	—	—	5,040,600
Short-Term Investments
Repurchase Agreements	—	$2,004,129	—	2,004,129
Other Investment Companies	1,101,070	—	—	1,101,070

Total Investments in Securities	$109,884,746	$2,004,129	—	$111,888,875

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 28, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF:	Exchange Traded Fund
REIT:	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2017

	AMG Systematic Large Cap Value Fund#	AMG Systematic Mid Cap Value Fund#
Assets:
Investments at value* (including securities on loan valued at $204,625 and $1,901,590, respectively)	$20,676,154	$111,888,875
Receivable for investments sold	19,870	7,731,618
Dividends, interest and other receivables	57,790	121,577
Receivable for Fund shares sold	15,284	237,263
Receivable from affiliate	13,388	16,781
Prepaid expenses	17,887	33,642
Total assets	20,800,373	120,029,756
Liabilities:
Payable upon return of securities loaned	214,251	2,004,129
Payable for investments purchased	101,203	5,948,758
Payable for Fund shares repurchased	95,423	421,254
Accrued expenses:
Investment advisory and management fees	11,437	51,746
Administrative fees	3,119	12,936
Distribution fees—Class N	3,070	3,092
Professional fees	24,682	27,457
Trustee fees and expenses	1,131	4,811
Other	22,002	77,932
Total liabilities	476,318	8,552,115
Net Assets	$20,324,055	$111,477,641
Net Assets Represent:
Paid-in capital	$11,985,710	$132,067,108
Undistributed (dividend in excess of) net investment income	36,539	(696,049)
Accumulated net realized gain (loss) from investments	3,357,045	(31,274,633)
Net unrealized appreciation of investments	4,944,761	11,381,215
Net Assets	$20,324,055	$111,477,641
Class N:
Net Assets	$15,929,041	$15,875,310
Shares outstanding	1,395,640	1,137,325
Net asset value, offering and redemption price per share	$11.41	$13.96
Class S:
Net Assets	n/a	$1,682,739
Shares outstanding	n/a	120,608
Net asset value, offering and redemption price per share	n/a	$13.95
Class I:
Net Assets	$4,395,014	$93,919,592
Shares outstanding	384,894	6,722,004
Net asset value, offering and redemption price per share	$11.42	$13.97
*Investments at cost	$15,731,393	$100,507,660

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the fiscal year ended February 28, 2017

	AMG Systematic Large Cap Value Fund#	AMG Systematic Mid Cap Value Fund#
Investment Income:
Dividend income	$721,984	$2,276,875 [1]
Securities lending income	2,463	27,880
Foreign withholding tax	(3,662)	(320)
Total investment income	720,785	2,304,435
Expenses:
Investment advisory and management fees	233,026	936,130
Administration fees	17,862	70,409
Distribution fees—Class N	40,932	46,382
Shareholder servicing fees—Class S	—	466
Professional fees	31,544	38,956
Registration fees	27,088	45,168
Transfer agent fees	10,940	11,794
Custodian fees	11,019	39,943
Reports to shareholders	15,179	43,101
Trustees fees and expenses	3,485	17,503
Miscellaneous	3,272	14,220
Repayment for prior reimbursements	—	1,636
Total expenses before offsets/reductions	394,347	1,265,708
Expense reimbursements	(62,942)	(49,513)
Expense reductions	(5,146)	(41,554)
Net expenses	326,259	1,174,641
Net investment income	394,526	1,129,794
Net Realized and Unrealized Gain:
Net realized gain on investments	4,620,117	23,483,751
Net change in unrealized appreciation of investments	4,694,051	17,113,533
Net realized and unrealized gain	9,314,168	40,597,284
Net increase in net assets resulting from operations	$9,708,694	$41,727,078

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	Includes non-recurring dividends of $457,486.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the fiscal years ended February 28, 2017 and February 29, 2016

	AMG Systematic Large Cap Value Fund		AMG Systematic Mid Cap Value Fund
	February 28, 2017#	February 29, 2016	February 28, 2017#	February 29, 2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$394,526	$473,461	$1,129,794	$3,523,756
Net realized gain (loss) on investments	4,620,117	767,420	23,483,751	(28,074,421)
Net change in unrealized appreciation (depreciation) of investments	4,694,051	(9,077,199)	17,113,533	(71,021,868)
Net increase (decrease) in net assets resulting from operations	9,708,694	(7,836,318)	41,727,078	(95,572,533)
Distributions to Shareholders:
From net investment income:
Class N	(260,588)	(130,731)	(332,805)	(138,951)
Class S	—	—	(36,087)	(13,376)
Class I	(222,797)	(292,785)	(2,217,934)	(3,663,009)
From net realized gain on investments:
Class N	(132,218)	(1,278,004)	—	(2,394,774)
Class S	—	—	—	(164,652)
Class I	(98,035)	(2,124,280)	—	(39,053,637)
Total distributions to shareholders	(713,638)	(3,825,800)	(2,586,826)	(45,428,399)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(26,870,587)	(1,710,618)	(100,558,857)	(351,521,360)
Total decrease in net assets	(17,875,531)	(13,372,736)	(61,418,605)	(492,522,292)
Net Assets:
Beginning of year	38,199,586	51,572,322	172,896,246	665,418,538
End of year	$20,324,055	$38,199,586	$111,477,641	$172,896,246
End of year undistributed (distributions in excess of) net investment income	$36,539	$114,410	$(696,049)	$256,179

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Financial Highlights

For a share outstanding throughout each year

	For the fiscal years ended
	February 28,	February 29,	February 28,	February 28,	February 28,
Class N	2017#	2016	2015	2014	2013*
Net Asset Value, Beginning of Year	$8.81	$11.55	$12.30	$11.12	$10.05
Income (loss) from Investment Operations:
Net investment income[1,2]	0.10	0.09	0.10	0.12	0.13 [5]
Net realized and unrealized gain (loss) on investments	2.76	(1.91)	1.16	2.79	1.09
Total income (loss) from investment operations	2.86	(1.82)	1.26	2.91	1.22
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.09)	(0.11)	(0.16)	(0.15)
Net realized gain on investments	(0.09)	(0.83)	(1.90)	(1.57)	—
Total distributions to shareholders	(0.26)	(0.92)	(2.01)	(1.73)	(0.15)
Net Asset Value, End of Year	$11.41	$8.81	$11.55	$12.30	$11.12
Total Return[1]	32.45%[8]	(16.63)%[8]	10.24%	26.32%	12.21%
Ratio of net expenses to average net assets[3]	1.04%	1.04%	1.00%	1.05%[6]	1.02%[7]
Ratio of gross expenses to average net assets[4]	1.26%	1.17%	1.15%	1.15%[6]	1.15%[7]
Ratio of net investment income to average net assets[1]	0.97%	0.87%	0.82%	0.98%[6]	1.26%[7]
Portfolio turnover	141%	87%	91%	103%	101%
Net assets at end of year (000’s omitted)	$15,929	$14,697	$20,564	$19,732	$28,153

	For the fiscal years ended
	February 28,	February 29,	February 28,	February 28,	February 28,
Class I	2017#	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$8.81	$11.56	$12.31	$11.13	$10.06
Income (loss) from Investment Operations:
Net investment income[1,2]	0.12	0.12	0.14	0.15	0.15 [5]
Net realized and unrealized gain (loss) on investments	2.78	(1.91)	1.16	2.80	1.09
Total income (loss) from investment operations	2.90	(1.79)	1.30	2.95	1.24
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.12)	(0.15)	(0.20)	(0.17)
Net realized gain on investments	(0.09)	(0.84)	(1.90)	(1.57)	—
Total distributions to shareholders	(0.29)	(0.96)	(2.05)	(1.77)	(0.17)
Net Asset Value, End of Year	$11.42	$8.81	$11.56	$12.31	$11.13
Total Return[1]	32.88%[8]	(16.45)%[8]	10.56%	26.71%[8]	12.49%[8]
Ratio of net expenses to average net assets[3]	0.80%	0.79%	0.75%	0.80%[6]	0.77%[7]
Ratio of gross expenses to average net assets[4]	0.97%	0.92%	0.90%	0.90%[6]	0.90%[7]
Ratio of net investment income to average net assets[1]	1.21%	1.13%	1.07%	1.23%[6]	1.51%[7]
Portfolio turnover	141%	87%	91%	103%	101%
Net assets at end of year (000’s omitted)	$4,395	$23,502	$31,008	$32,897	$40,762

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each period

	For the fiscal years ended
	February 28,	February 29,	February 28,	February 28,	February 28,
Class N	2017#	2016	2015	2014	2013*
Net Asset Value, Beginning of Year	$10.66	$14.06	$14.12	$12.62	$11.18
Income (loss) from Investment Operations:
Net investment income[1,2]	0.08 [9]	0.06 [10]	0.07 [11]	0.08 [12]	0.11 [5]
Net realized and unrealized gain (loss) on investments	3.50	(2.27)	0.76	2.98	1.42
Total income (loss) from investment operations	3.58	(2.21)	0.83	3.06	1.53
Less Distributions to Shareholders from:
Net investment income	(0.28)	(0.07)	(0.04)	(0.09)	(0.09)
Net realized gain on investments	—	(1.12)	(0.85)	(1.47)	—
Total distributions to shareholders	(0.28)	(1.19)	(0.89)	(1.56)	(0.09)
Net Asset Value, End of Year	$13.96	$10.66	$14.06	$14.12	$12.62
Total Return[1]	33.55%	(16.54)%	6.04%	24.38%	13.77%
Ratio of net expenses to average net assets[13]	1.09%	1.06%	0.98%	1.07%[14]	1.10%[15]
Ratio of gross expenses to average net assets[4]	1.16%	1.08%	1.06%	1.08%[14]	1.12%[15]
Ratio of net investment income to average net assets[1]	0.66%	0.45%	0.47%	0.58%[14]	0.94%[15]
Portfolio turnover	146%	122%	128%	153%	118%
Net assets at end of year (000’s omitted)	$15,875	$22,190	$37,559	$52,464	$32,654

	For the fiscal years ended				For the fiscal period from December 1, 2012 through February 28, 2013**
	February 28,	February 29,	February 28,	February 28,
Class S	2017#	2016	2015	2014
Net Asset Value, Beginning of Period	$10.65	$14.06	$14.15	$12.66	$11.57
Income (loss) from Investment Operations:
Net investment income[1,2]	0.12 [9]	0.08 [10]	0.11 [11]	0.11 [12]	0.04 [5]
Net realized and unrealized gain (loss) on investments	3.48	(2.27)	0.77	2.97	1.17
Total income (loss) from investment operations	3.60	(2.19)	0.88	3.08	1.21
Less Distributions to Shareholders from:
Net investment income	(0.30)	(0.09)	(0.11)	(0.11)	(0.12)
Net realized gain on investments	—	(1.13)	(0.86)	(1.48)	—
Total distributions to shareholders	(0.30)	(1.22)	(0.97)	(1.59)	(0.12)
Net Asset Value, End of Period	$13.95	$10.65	$14.06	$14.15	$12.66
Total Return[1]	33.83%	(16.44)%	6.30%	24.50%	10.53%[16]
Ratio of net expenses to average net assets[13]	0.87%	0.91%	0.83%	0.86%[14]	0.86%[15,17]
Ratio of gross expenses to average net assets[4]	0.94%	0.93%	0.91%	0.87%[14]	0.87%[15,17]
Ratio of net investment income to average net assets[1]	0.96%	0.64%	0.82%	0.78%[14]	1.51%[15,17]
Portfolio turnover	146%	122%	128%	153%	118%[16]
Net assets at end of period (000’s omitted)	$1,683	$1,688	$2,147	$103	$11

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each year

	For the fiscal years ended
	February 28,	February 29,	February 28,	February 28,	February 28,
Class I	2017#	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$10.67	$14.08	$14.17	$12.66	$11.22
Income (loss) from Investment Operations:
Net investment income[1,2]	0.11 [9]	0.09 [10]	0.11 [11]	0.12 [12]	0.14 [5]
Net realized and unrealized gain (loss) on investments	3.51	(2.26)	0.77	2.99	1.42
Total income (loss) from investment operations	3.62	(2.17)	0.88	3.11	1.56
Less Distributions to Shareholders from:
Net investment income	(0.32)	(0.11)	(0.11)	(0.12)	(0.12)
Net realized gain on investments	—	(1.13)	(0.86)	(1.48)	—
Total distributions to shareholders	(0.32)	(1.24)	(0.97)	(1.60)	(0.12)
Net Asset Value, End of Year	$13.97	$10.67	$14.08	$14.17	$12.66
Total Return[1]	33.91%	(16.30)%	6.33%	24.69%	14.00%
Ratio of net expenses to average net assets[13]	0.84%	0.81%	0.73%	0.82%[14]	0.85%[15]
Ratio of gross expenses to average net assets[4]	0.91%	0.82%	0.81%	0.83%[14]	0.87%[15]
Ratio of net investment income to average net assets[1]	0.87%	0.68%	0.78%	0.83%[14]	1.19%[15]
Portfolio turnover	146%	122%	128%	153%	118%
Net assets at end of year (000’s omitted)	$93,920	$149,018	$625,712	$571,910	$318,083

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Effective October 1, 2016, Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
**	Commencement of operations was December 1, 2012.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Includes reduction from broker recapture amounting to 0.01%, 0.02%, 0.06%, 0.02% and 0.05% for the years ended 2017, 2016, 2015, 2014 and 2013, respectively.
[4]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for AMG Systematic Large Cap Value Fund’s Class N and Class I, respectively, and $0.07, $0.00 and $0.10 for AMG Systematic Mid Cap Value Fund’s Class N, Class S and Class I, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for Class N and Class I, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for Class N and Class I, respectively.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.08 and $0.07 for Class N, Class S and Class I, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.06 and $0.07 for Class N, Class S and Class I, respectively.
[11]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.11 and $0.12 for Class N, Class S and Class I, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.10 and $0.11 for Class N, Class S and Class I, respectively.
[13]	Includes reduction from broker recapture amounting to 0.03%, 0.01%, 0.08%, 0.01% and 0.02% for the years ended 2017, 2016, 2015, 2014 and 2013, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.014%, 0.015% and 0.014% of average net assets for the Class N, Class S and Class I, respectively.
[15]	Includes non-routine extraordinary expenses amounting to 0.011%, 0.012% and 0.010% of average net assets for the Class N, Class S and Class I, respectively.
[16]	Not annualized.
[17]	Annualized.

Notes to Financial Statements

February 28, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Systematic Large Cap Value Fund (“Large Cap”) and AMG Systematic Mid Cap Value Fund (“Mid Cap”), each a “Fund” and collectively the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed. Large Cap previously offered Investor Class shares and Institutional Class shares which were renamed to Class N and Class I, respectively, and Mid Cap previously offered Investor Class shares, Service Class shares and Institutional Class shares which were renamed to Class N, Class S and Class I, respectively.

Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including Exchange Traded Funds (ETF), are traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or

Notes to Financial Statements (continued)

liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSE

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each

Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Large Cap and Mid Cap Value had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the year ended February 28, 2017, the impact on the expense ratios, if any, were as follows: Large Cap – $5,146 or 0.01% and Mid Cap – $41,554 or 0.03%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to partnerships. Temporary differences are due to excise tax, wash sales and partnerships.

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 were as follows:

	Large Cap		Mid Cap
	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$483,385	$425,316	$2,586,826	$3,815,754
Short-term capital gains	—	266,993	—	9,524,803
Long-term capital gains	230,253	3,133,491	—	32,087,842

Totals	$713,638	$3,825,800	$2,586,826	$45,428,399

As of February 28, 2017, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Large Cap	Mid Cap
Capital loss carryforward	—	$25,439,165
Undistributed ordinary income	$36,539	—
Undistributed short-term capital gains	—	—
Undistributed long-term capital gains	3,727,458	—
Late-year loss deferral	—	619,356

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of February 28, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of February 28, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
Mid Cap	$19,645,332	$5,793,833	$25,439,165

Large Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended February 28, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the fiscal years ended February 28, 2017 and February 29, 2016, the capital stock transactions by class for the Funds were as follows:

	Large Cap				Mid Cap
	February 28, 2017		February 29, 2016		February 28, 2017		February 29, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	206,791	$2,038,702	199,900	$2,132,401	234,457	$2,972,322	691,546	$9,164,792
Reinvestment of distributions	34,796	391,114	141,997	1,401,510	23,283	323,914	209,680	2,474,222
Cost of shares repurchased	(515,047)	(5,379,804)	(452,836)	(5,018,921)	(1,202,669)	(14,874,771)	(1,490,135)	(19,116,642)

Net decrease	(273,460)	$(2,949,988)	(110,939)	$(1,485,010)	(944,929)	$(11,578,535)	(588,909)	$(7,477,628)

Class S:
Proceeds from sale of shares	—	—	—	—	11,819	$148,971	33,571	$462,201
Reinvestment of distributions	—	—	—	—	2,525	35,143	14,555	171,608
Cost of shares repurchased	—	—	—	—	(52,201)	(631,160)	(42,394)	(574,334)

Net increase (decrease)	—	—	—	—	(37,857)	$(447,046)	5,732	$59,475

Class I:
Proceeds from sale of shares	450,201	$4,703,634	452,282	$4,554,372	923,201	$11,556,916	13,824,063	$181,878,931
Reinvestment of distributions	28,544	320,832	244,801	2,416,188	158,529	2,208,079	3,610,661	42,641,905
Cost of shares repurchased	(2,762,339)	(28,945,065)	(711,136)	(7,196,168)	(8,325,880)	(102,298,271)	(47,893,881)	(568,624,043)

Net decrease	(2,283,594)	$(23,920,599)	(14,053)	$(225,608)	(7,244,150)	$(88,533,276)	(30,459,157)	$(344,103,207)

At February 28, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap – one owns 19%; Mid Cap – one owns 53%. Transactions by these shareholders may have a material impact on their respective Fund.

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At February 28, 2017, the market value of Repurchase Agreements outstanding for Large Cap and Mid Cap were $214,251 and $2,004,129, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Large Cap	0.55%
Mid Cap	0.60%

Prior to October 1, 2016, the annual rate for the investment management fees were 0.70% and 0.75% of each Fund’s average daily net assets of Large Cap and Mid Cap, respectively.

The Investment Manager has contractually agreed, through at least July 1, 2017, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Large Cap and Mid Cap to 0.81% and 0.87%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount.

At February 28, 2017, each Fund’s expiration of reimbursement are as follows:

Expiration Date	Large Cap	Mid Cap
Less than 1 year	$45,817	—
Within 2 years	49,121	$17,660
Within 3 years	62,942	49,513

Total Amount Subject to Reimbursement	$157,880	$67,173

Expired reimbursement amounts, for Large Cap and Mid Cap during the fiscal year ended February 28, 2017 were $41,087 and $0, respectively.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund

Notes to Financial Statements (continued)

may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Mid Cap Class S shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries such as broker-dealers (including fund supermarket platforms), banks and trust companies who provide shareholder recordkeeping, account servicing and other services. Class S shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the year ended February 28, 2017, were as follows:

Fund	Maximum Amount Approved	Actual Amount Incurred
Mid Cap
Class S	0.10%	0.03%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (“SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the fiscal year ended February 28, 2017, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Large Cap borrowed a maximum of $1,593,203 for four days paying interest of $158 and Mid Cap borrowed a maximum of $35,240,999 for four days paying interest of $1,697. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At February 28, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended February 28, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap	$48,248,071	$75,039,636
Mid Cap	194,327,808	297,394,481

The Funds had no purchases or sales of U.S. Government obligations during the fiscal year ended February 28, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At February 28, 2017, the value of the securities loaned and cash collateral received were as follows:

Fund	Securities Loaned	Cash Collateral Received
Large Cap	$204,625	$214,251
Mid Cap	1,901,590	2,004,129

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

Notes to Financial Statements (continued)

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of February 28, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Large Cap
Daiwa Capital Markets America	$214,251	$214,251	—	—

Mid Cap
Daiwa Capital Markets America	$1,000,000	$1,000,000	—	—
MUFG Securities America, Inc.	4,129	4,129	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Totals	$2,004,129	$2,004,129	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

TAX INFORMATION (unaudited)

The AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2016 Form 1099-DIV you received for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund each hereby designates $230,253 and $0, respectively, as a capital gain distribution with respect to the taxable year ended February 28, 2017, or if subsequently determined to be different, the net capital gains of such year.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS AND THE SHAREHOLDERS OF AMG SYSTEMATIC LARGE CAP VALUE FUND AND AMG SYSTEMATIC MID CAP VALUE FUND:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund (the “Funds”) as of February 28, 2017, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2017

AMG Funds

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex		Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
•	Trustee since 2012	Bruce B. Bingham, 68
•	Oversees 67 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present); Director of The Yacktman Funds (2000-2012).

•	Trustee since 1999	Edward J. Kaier, 71
•	Oversees 67 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

•	Trustee since 2013	Kurt A. Keilhacker, 53
•	Oversees 69 Funds in Fund Complex	Managing Member, TechFund Capital (1997-Present); Managing Member, TechFund Europe (2000-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Elementum Ventures (2013-Present); Trustee, Gordon College (2001-2016).

•	Trustee since 2004	Steven J. Paggioli, 66
•	Oversees 67 Funds in Fund Complex	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (32 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008 – Present).

•	Trustee since 2013	Richard F. Powers III, 71
•	Oversees 67 Funds in Fund Complex	Adjunct Professor, U.S. Naval War College (2016); Adjunct Professor, Boston College (2010-2013); President and CEO of Van Kampen Investments Inc. (1998-2003).

•	Independent Chairman	Eric Rakowski, 58
• •	Trustee since 1999 Oversees 69 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

•	Trustee since 2013	Victoria L. Sassine, 51
•	Oversees 69 Funds in Fund Complex	Lecturer, Babson College (2007 – Present).

•	Trustee since 2004	Thomas R. Schneeweis, 69
•	Oversees 67 Funds in Fund Complex	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Wealth Advisors (2015-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, CAIA Foundation (Education) (2010-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Partner, S Capital Management, LLC (2007-2015); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013).

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

Number of Funds Overseen in Fund Complex		Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
•	Trustee since 2011	Christine C. Carsman, 64
•	Oversees 69 Funds in Fund Complex	Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-Present); Director (2010-Present) and Chair of the Board of Directors (2015-Present), AMG Funds plc; Director of Harding, Loevner Funds, Inc. (9 portfolios); Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

AMG Funds

Trustees and Officers (continued)

Officers

Position(s) Held with Fund and Length of Time Served		Name, Age, Principal Occupation(s) During Past 5 Years
•	President since 2014	Jeffrey T. Cerutti, 49
• •	Principal Executive Officer since 2014 Chief Executive Officer since 2016	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2014-Present); Chief Executive Officer, President and Principal Executive Officer, AMG Funds IV, (2015-Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Executive Officer, Aston Asset Management, LLC (2016); President, VP Distributors, (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010).

•	Chief Operating Officer	Keitha L. Kinne, 58
	since 2007	Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV, (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Funds (2012-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

•	Secretary since 2015	Mark J. Duggan, 52
•	Chief Legal Officer since 2015	Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015-Present); Secretary and Chief Legal Officer, AMG Funds IV, (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

•	Chief Financial Officer	Donald S. Rumery, 58
• •	since 2007 Treasurer since 1999 Principal Financial Officer since 2008	Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005-Present); Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2008-Present); Treasurer, Chief Financial Officer, principal Financial Officer, and Principal Accounting Officer, AMG Funds, (2016-Present); Treasurer, AMG Funds, (1999-Present); Treasurer, AMG Funds III (1995-Present); Treasurer, AMG Funds I and AMG Funds II (2000-Present); Chief Financial Officer, AMG Funds I, AMG Funds II and AMG Funds III (2007-Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC, (1994-2004).

•	Chief Compliance Officer	Gerald F. Dillenburg, 50
	since 2016	Chief Compliance Officer and Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Compliance Officer, AMG Funds IV (1996-Present); Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds IV (2016-Present); Chief Compliance Officer, Aston Asset management, LLC (2006-2016); Chief Operating Officer, Aston Funds (2003-2016); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Financial Officer, Aston Asset management, LLC (2006-2010); Treasurer, Aston Funds (1996-2010).

•	Deputy Treasurer since 2017	John A. Starace, 46
Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-Present); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP.

•	Controller since 2017	Christopher R. Townsend, 49
Head of Business Finance, AMG Funds LLC (2015-Present); Chief Financial Officer and Financial and Operations Principal, AMG Distributors, Inc. (2016-Present); Controller, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Chief Financial Officer, Aston Asset Management LLC (2016); Head of Finance and Accounting, Allianz Asset Management (2006-2015).

•	Anti-Money Laundering	Patrick J. Spellman, 43
	Compliance Officer since 2014	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III (2014-Present); Anti-Money Laundering Compliance Officer, AMG Funds IV, (2016-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

•	Assistant Secretary	Maureen A. Meredith, 31
	since 2016	Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).

•	Assistant Secretary	Diana M. Podgorny, 37
	since 2016	Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Assistant Secretary, AMG Funds IV (2010-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).

•	Assistant Secretary	Marc J. Pierce, 54
	since 2016	Vice President, Compliance officer, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds IV (2001-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016).

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

JPMorgan Investment Management, Inc.

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a) (1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2017	Fiscal 2016
AMG Systematic Large Cap Value Fund	$21,581	$24,057
AMG Systematic Mid Cap Value Fund	$21,914	$32,016

(b)	Audit-Related Fees

There were no fees billed by PwC to the Funds in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2017	Fiscal 2016
AMG Systematic Large Cap Value Fund	$7,369	$7,225
AMG Systematic Mid Cap Value Fund	$7,369	$7,225

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2017 and $0 for fiscal 2016, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1)According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e) (2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2017 and 2016 for non-audit services rendered to the Funds and Fund Service Providers were $47,138 and $94,900, respectively. For the fiscal year ended February 28, 2017, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $32,400 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 29, 2016, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $80,450 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 5, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 5, 2017